Retirement Plans - Allocation of Plan Assets, Pension Plan (Detail) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 235.8	$ 0.0	$ 3,219.9
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	71.7
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	96.2
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	6.4
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	4.1
Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	2.3
Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	67.6
Equity | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	67.6
Equity | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0.0
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	93.9
Fixed Income | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0.0
Fixed Income | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	93.9
Equity Funds Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	67.9
Equity Funds Measured at NAV | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0.0
Equity Funds Measured at NAV | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 0.0